Significant Accounting Policies - Summary of property and equipment (Detail)	12 Months Ended
Dec. 31, 2019
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	12 years
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	5 years
Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	12 years
Computer equipment and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	5 years
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	5 years
Engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	12 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	10 years
Simulators [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	20 years
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	5 years
Bottom of range [member] | Heavy maintenance - engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	3 years
Bottom of range [member] | Heavy maintenance - structural checks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	2 years
Top of range [member] | Heavy maintenance - engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	8 years
Top of range [member] | Heavy maintenance - structural checks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	10 years